Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q1PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 14
Franklin LifeSmart
™
Retirement Income Fund 16
Franklin LifeSmart
™
2020 Retirement Target Fund 18
Franklin LifeSmart
™
2025 Retirement Target Fund 20
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 24
Franklin LifeSmart
™
2040 Retirement Target Fund 26
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 30
Franklin LifeSmart
™
2055 Retirement Target Fund 32
Franklin LifeSmart
™
2060 Retirement Target Fund 33
Franklin Moderate Allocation Fund 34
Notes to Schedules of Investments 36

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 452,351 $ 9,616,304
Domestic Equity 27.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 662,415 24,145,019
a
Franklin Growth Fund, Class R6 ........................................ 524,592 58,974,587
a
Franklin U.S. Core Equity (IU) Fund ..................................... 10,435,637 132,532,586
a
Franklin U.S. Equity Index ETF ......................................... 325,525 11,615,513
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 760,478 31,468,580
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 105,225 3,922,788
262,659,073
Domestic Fixed Income 55.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,176,783 28,813,422
a
Franklin Investment Grade Corporate ETF ................................. 1,213,089 26,051,086
a
Franklin U.S. Core Bond ETF .......................................... 9,326,791 202,746,715
a
Franklin U.S. Treasury Bond ETF ....................................... 2,691,812 57,147,169
iShares Floating Rate Bond ETF ........................................ 513,375 25,868,966
Schwab U.S. TIPS ETF ............................................... 776,000 41,601,360
a
Western Asset Core Plus Bond Fund, Class IS ............................. 11,955,110 114,529,951
a
Western Asset Short-Term Bond Fund, Class IS ............................ 11,193,107 40,742,909
537,501,578
Foreign Equity 9.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,397,114 12,965,221
a
Franklin International Core Equity (IU) Fund ............................... 3,933,749 42,956,543
a,b
Franklin International Growth Fund, Class R6 .............................. 405,674 6,563,800
iShares Core MSCI EAFE ETF ......................................... 90,290 6,035,887
a
Templeton Developing Markets Trust, Class R6 ............................. 482,468 8,448,010
a
Templeton Foreign Fund, Class R6 ...................................... 1,320,881 9,761,312
86,730,773
Foreign Fixed Income 4.2%
a
Franklin High Yield Corporate ETF ...................................... 915,108 20,928,520
a
Franklin International Aggregate Bond ETF ................................ 972,691 19,142,559
40,071,079
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$930,407,781) ...............................................................
936,578,807
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 26,067,588 26,067,588
Total Money Market Funds (Cost $26,067,588) ..................................
26,067,588
Total Short Term Investments (Cost $26,067,588 ) ................................
26,067,588
a
Total Investments (Cost $956,475,369) 100.0% ..................................
$962,646,395
Other Assets, less Liabilities (0.0)%
†
...........................................
(204,324)
Net Assets 100.0% ...........................................................
$962,442,071

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 74.3%
a
Franklin Growth Fund, Class R6 ........................................ 1,852,669 $ 208,277,024
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,755,822 210,825,570
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,507,853 195,170,148
614,272,742
Foreign Equity 25.7%
a
Templeton Growth Fund, Inc., Class R6 ................................... 9,047,780 212,351,395
Total Investments In Underlying Funds (Cost $602,765,883) ......................
826,624,137
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 207 207
Total Money Market Funds (Cost $207) .........................................
207
Total Short Term Investments (Cost $207 ) ......................................
207
a
Total Investments (Cost $602,766,090) 100.0% ..................................
$826,624,344
Other Assets, less Liabilities (0.0)%
†
...........................................
(318,444)
Net Assets 100.0% ...........................................................
$826,305,900
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 55.0%
Aerospace & Defense 0.7%
Raytheon Technologies Corp. ............................ United States 180,000 $ 17,627,400
Air Freight & Logistics 1.0%
Deutsche Post AG ..................................... Germany 279,900 13,109,902
United Parcel Service, Inc., B ............................ United States 64,600 12,531,754
25,641,656
Automobiles 0.7%
Mercedes-Benz Group AG .............................. Germany 28,000 2,153,377
Toyota Motor Corp. .................................... Japan 1,137,000 16,188,099
18,341,476
Banks 3.0%
Bank of America Corp. ................................. United States 530,600 15,175,160
Citigroup, Inc. ........................................ United States 207,100 9,710,919
Commonwealth Bank of Australia ......................... Australia 175,000 11,555,328
JPMorgan Chase & Co. ................................. United States 133,300 17,370,323
Royal Bank of Canada ................................. Canada 118,000 11,284,034
US Bancorp ......................................... United States 419,000 15,104,950
80,200,714
Beverages 1.0%
Coca-Cola Co. (The) ................................... United States 101,400 6,289,842
Constellation Brands, Inc., A ............................. United States 32,300 7,296,247
PepsiCo, Inc. ........................................ United States 75,500 13,763,650
27,349,739
Biotechnology 0.3%
AbbVie, Inc. ......................................... United States 52,600 8,382,862
Broadline Retail 1.4%
a
Amazon.com, Inc. ..................................... United States 260,000 26,855,400
JD.com, Inc., A ....................................... China 106,853 2,333,248
a
PDD Holdings, Inc., ADR ................................ China 120,465 9,143,294
38,331,942
Building Products 0.3%
Trane Technologies plc ................................. United States 50,300 9,254,194
Capital Markets 1.4%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 3,634,605
Morgan Stanley ....................................... United States 244,600 21,475,880
S&P Global, Inc. ...................................... United States 33,700 11,618,749
36,729,234
Chemicals 0.7%
BASF SE ........................................... Germany 57,000 2,992,563
Linde plc ............................................ United States 44,000 15,639,360
18,631,923
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 5,880,938
Consumer Staples Distribution & Retail 1.0%
a
Dollar Tree, Inc. ...................................... United States 60,000 8,613,000
Target Corp. ......................................... United States 63,000 10,434,690
Walmart, Inc. ........................................ United States 54,200 7,991,790
27,039,480

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 311,500 $ 12,114,235
Electric Utilities 1.9%
Duke Energy Corp. .................................... United States 65,000 6,270,550
Iberdrola SA ......................................... Spain 1,669,066 20,793,860
NextEra Energy, Inc. ................................... United States 221,000 17,034,680
Southern Co. (The) .................................... United States 100,000 6,958,000
51,057,090
Electrical Equipment 0.2%
Mitsubishi Electric Corp. ................................ Japan 338,700 4,048,120
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd. ................................... United States 93,000 12,196,950
Entertainment 0.7%
Electronic Arts, Inc. .................................... United States 87,000 10,479,150
Nintendo Co. Ltd. ..................................... Japan 201,000 7,808,338
18,287,488
Financial Services 0.8%
Mastercard, Inc., A .................................... United States 28,000 10,175,480
Visa, Inc., A .......................................... United States 54,000 12,174,840
22,350,320
Food Products 1.5%
Mondelez International, Inc., A ............................ United States 148,500 10,353,420
Nestle SA ........................................... United States 233,441 28,465,148
38,818,568
Ground Transportation 0.7%
Canadian National Railway Co. ........................... Canada 95,000 11,208,679
Union Pacific Corp. .................................... United States 38,500 7,748,510
18,957,189
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 153,900 12,407,418
Health Care Providers & Services 1.1%
Elevance Health, Inc. .................................. United States 23,400 10,759,554
UnitedHealth Group, Inc. ................................ United States 40,000 18,903,600
29,663,154
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp. ..................................... United States 53,000 14,819,330
a,b
Meituan Dianping, B, 144A, Reg S ........................ China 44,392 805,364
15,624,694
Household Durables 0.7%
Sony Group Corp. ..................................... Japan 206,600 18,820,662
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 138,000 20,519,220
Independent Power and Renewable Electricity Producers 0.7%
RWE AG ............................................ Germany 447,600 19,260,394
Industrial Conglomerates 1.0%
Hitachi Ltd. .......................................... Japan 69,500 3,820,343
Honeywell International, Inc. ............................. United States 70,000 13,378,400

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Siemens AG ......................................... Germany 49,697 $ 8,051,480
25,250,223
Industrial REITs 0.5%
Prologis, Inc. ......................................... United States 110,000 13,724,700
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 897,000 9,407,101
Allianz SE ........................................... Germany 25,000 5,771,168
MetLife, Inc. ......................................... United States 184,011 10,661,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 21,000 7,342,690
Sun Life Financial, Inc. ................................. Canada 253,000 11,818,896
45,001,452
Interactive Media & Services 1.5%
a
Alphabet, Inc., A ...................................... United States 300,000 31,119,000
Tencent Holdings Ltd. .................................. China 161,925 7,913,115
39,032,115
IT Services 0.8%
Cognizant Technology Solutions Corp., A .................... United States 145,900 8,889,687
Fujitsu Ltd. .......................................... Japan 92,000 12,433,857
21,323,544
Life Sciences Tools & Services 1.1%
Danaher Corp. ....................................... United States 91,097 22,960,088
a
Illumina, Inc. ......................................... United States 29,000 6,743,950
29,704,038
Machinery 1.6%
Deere & Co. ......................................... United States 36,000 14,863,680
Stanley Black & Decker, Inc. ............................. United States 68,300 5,503,614
Volvo AB, B .......................................... Sweden 490,000 10,097,114
Xylem, Inc. .......................................... United States 125,000 13,087,500
43,551,908
Marine Transportation 0.2%
AP Moller - Maersk A/S, B ............................... Denmark 3,500 6,362,123
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 8,253,007
Metals & Mining 2.5%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 10,705,090
BHP Group Ltd. ...................................... Australia 665,000 21,126,171
Fortescue Metals Group Ltd. ............................. Australia 615,000 9,245,108
Newmont Corp. ....................................... United States 220,000 10,784,400
Rio Tinto plc ......................................... Australia 229,000 15,545,320
67,406,089
Multi-Utilities 0.3%
Dominion Energy, Inc. .................................. United States 150,000 8,386,500
Oil, Gas & Consumable Fuels 2.5%
Canadian Natural Resources Ltd. ......................... Canada 260,000 14,386,948
Chevron Corp. ....................................... United States 192,000 31,326,720
TotalEnergies SE ..................................... France 301,019 17,750,020
Woodside Energy Group Ltd. ............................ Australia 120,166 2,690,041
66,153,729

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 3.8%
AstraZeneca plc ...................................... United Kingdom 172,000 $ 23,833,279
Bristol-Myers Squibb Co. ................................ United States 472,595 32,755,559
Eli Lilly & Co. ........................................ United States 40,000 13,736,800
Novo Nordisk A/S, B ................................... Denmark 185,800 29,509,658
99,835,296
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc. ................................... United States 49,200 9,703,224
Applied Materials, Inc. .................................. United States 93,000 11,423,190
Broadcom, Inc. ....................................... United States 24,600 15,781,884
Lam Research Corp. ................................... United States 9,400 4,983,128
NVIDIA Corp. ........................................ United States 32,500 9,027,525
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 323,500 30,091,970
Texas Instruments, Inc. ................................. United States 158,100 29,408,181
Tokyo Electron Ltd. .................................... Japan 118,500 14,478,862
124,897,964
Software 4.4%
a
Adobe, Inc. .......................................... United States 25,000 9,634,250
Intuit, Inc. ........................................... United States 27,000 12,037,410
Microsoft Corp. ....................................... United States 146,400 42,207,120
Oracle Corp. ......................................... United States 129,000 11,986,680
a
Salesforce, Inc. ....................................... United States 47,000 9,389,660
a
ServiceNow, Inc. ...................................... United States 15,000 6,970,800
a
Synopsys, Inc. ....................................... United States 36,100 13,943,625
a
Workday, Inc., A ...................................... United States 51,000 10,533,540
116,703,085
Specialized REITs 0.5%
American Tower Corp. .................................. United States 61,500 12,566,910
Specialty Retail 1.2%
Lowe's Cos., Inc. ...................................... United States 63,900 12,778,083
TJX Cos., Inc. (The) ................................... United States 142,924 11,199,524
Tractor Supply Co. .................................... United States 37,667 8,853,252
32,830,859
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. .......................................... United States 250,000 41,225,000
Samsung Electronics Co. Ltd. ............................ South Korea 345,600 17,029,296
58,254,296
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., B ......................................... United States 95,000 11,650,800
Trading Companies & Distributors 0.4%
ITOCHU Corp. ....................................... Japan 310,000 10,097,120
Wireless Telecommunication Services 0.5%
KDDI Corp. .......................................... Japan 418,300 12,901,383
Total Common Stocks (Cost $1,430,686,447) ....................................
1,461,424,201
Management Investment Companies 9.4%
Capital Markets 9.4%
iShares Core MSCI Emerging Markets ETF .................. United States 1,870,778 91,275,259
c
Templeton Global Bond Fund, Class R6 .................... United States 14,547,038 115,212,538

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies
(continued)
Capital Markets (continued)
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 1,725,000 $ 43,556,250
250,044,047
Total Management Investment Companies (Cost $308,178,659) ...................
250,044,047
Principal
Amount
*
Corporate Bonds 7.0%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,196,614
Automobiles 0.0%
†
b
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,258,032
Banks 1.2%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 5,165,796
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 5/31/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 3,874,180
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,580,176
b
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 5,958,833
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,375,427
b
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 8,500,000 6,680,794
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,306,775
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/14/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,429,627
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,410,433
31,782,041
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,957,196
Biotechnology 0.0%
†
b
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,313,616
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 5,944,308
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Bond, 3.547% to 9/17/30, FRN thereafter, 9/18/31 ..... Germany 5,000,000 4,104,374
Senior Note, 2.129% to 11/23/25, FRN thereafter, 11/24/26 .... Germany 3,000,000 2,587,861
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,276,815
11,969,050
Chemicals 0.5%
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 5,742,532
b
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,069,628
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ...................
Canada 7,800,000 6,871,892
13,684,052
Commercial Services & Supplies 0.1%
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,868,032

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.0%
†
b
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 954,000 $ 698,710
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ........................... Ireland 3,400,000 2,765,273
Senior Note, 2.45%, 10/29/26 .......................... Ireland 4,750,000 4,269,077
b,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,278,758
10,313,108
Containers & Packaging 0.1%
b,e
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 1,500,000 1,149,300
b
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ..................................... United States 954,000 882,450
2,031,750
Diversified Telecommunication Services 0.1%
b
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 794,401
b
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,262,029
2,056,430
Financial Services 0.3%
b
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 5,800,000 5,392,957
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,864,969
9,257,926
Food Products 0.1%
b
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,322,499
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,905,853
Health Care Providers & Services 0.3%
b
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,367,200
b
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 6,774,062
8,141,262
Household Products 0.2%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,143,085
Interactive Media & Services 0.2%
b
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 5,331,370
Media 0.0%
†
b
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 1,600,000 1,279,632
Metals & Mining 0.4%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 5,693,870
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 5,867,751
11,561,621
Oil, Gas & Consumable Fuels 0.5%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 7,900,000 6,686,889
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 ..
Canada 5,500,000 5,271,586
11,958,475

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 $ 4,185,263
Pharmaceuticals 0.7%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 523,000 519,078
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ..................
United Kingdom 4,000,000 3,938,609
b
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 184,000 104,503
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 930,000 688,981
b
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,853,315
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 .....
Japan 6,500,000 6,572,968
18,677,454
Semiconductors & Semiconductor Equipment 0.3%
b
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 7,112,246
Wireless Telecommunication Services 0.3%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 6,500,000 6,958,653
Total Corporate Bonds (Cost $202,654,960) .....................................
186,908,278
Foreign Government and Agency Securities 11.3%
b
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 7,117,705
b
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,712,286
b
Bundesrepublik Deutschland ,
Reg S, Zero Cpn., 8/15/30 ............................. Germany 10,500,000 EUR 9,670,795
Reg S, 2.3%, 2/15/33 ................................. Germany 12,000,000 EUR 13,001,416
Canada Government Bond ,
1.25%, 3/01/27 ..................................... Canada 13,750,000 CAD 9,469,453
2.25%, 6/01/29 ..................................... Canada 5,500,000 CAD 3,929,066
b
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 12,948,946
China Government Bond ,
2.18%, 6/25/24 ..................................... China 119,310,000 CNY 17,337,272
1.99%, 9/15/24 ..................................... China 47,110,000 CNY 6,825,796
2.5%, 7/25/27 ...................................... China 121,580,000 CNY 17,567,947
2.44%, 10/15/27 ..................................... China 47,210,000 CNY 6,809,362
2.6%, 9/01/32 ...................................... China 159,360,000 CNY 22,681,366
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,270,976
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
f
14,750,000 14,035,937
b
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,748,291
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,260,752
b
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,423,158
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 3,849,601
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,376,221
Reg S, 2%, 11/25/32 ................................. France 13,000,000 EUR 13,137,799
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 2,116,281
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,723,247
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,776,054
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 4,150,000,000 JPY 30,722,639
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 9,411,992
Mexico Government Bond , Senior Bond , 4.125% , 1/21/26 .......
Mexico 13,950,000 13,764,648
b
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,073,549
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,074,667

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 $ 4,093,506
Spain Bonos Y Obligaciones del Estado ,
b
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,706,140
b
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,528,301
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,728,538
b
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 17,400,000 GBP 21,005,817
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP 8,336,490
Reg S, 1.25%, 10/22/41 ............................... United Kingdom 22,300,000 GBP 18,152,707
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,959,841
Total Foreign Government and Agency Securities (Cost $339,083,147) ............
301,348,562
U.S. Government and Agency Securities 11.0%
U.S. Treasury Bonds ,
4%, 11/15/42 ....................................... United States 33,500,000 34,421,250
3.875%, 2/15/43 ..................................... United States 19,400,000 19,577,328
U.S. Treasury Notes ,
0.125%, 8/31/23 ..................................... United States 32,000,000 31,403,128
2.25%, 3/31/24 ..................................... United States 32,000,000 31,262,757
0.375%, 9/15/24 ..................................... United States 32,000,000 30,242,500
1.75%, 3/15/25 ..................................... United States 32,000,000 30,614,375
0.375%, 12/31/25 .................................... United States 13,000,000 11,853,105
0.875%, 11/15/30 .................................... United States 13,000,000 10,765,879
g
Index Linked, 0.125%, 1/15/31 .......................... United States 32,100,000 34,118,983
1.875%, 2/15/32 ..................................... United States 25,000,000 21,948,242
4.125%, 11/15/32 .................................... United States 15,100,000 15,869,156
3.5%, 2/15/33 ...................................... United States 19,500,000 19,531,992
Total U.S. Government and Agency Securities (Cost $304,404,966) ................
291,608,695
Mortgage-Backed Securities 1.7%
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 30,061,041 27,530,766
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 19,457,349 17,807,647
45,338,413
Total Mortgage-Backed Securities (Cost $52,043,150) ............................
45,338,413
Total Long Term Investments (Cost $2,637,051,329) .............................
2,536,672,196
a
Short Term Investments 3.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
h
U.S. Treasury Bills, 6/29/23 .............................. United States 45,000,000 44,497,031
Total U.S. Government and Agency Securities (Cost $44,489,863) .................
44,497,031

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
c,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 54,739,574 $ 54,739,574
Total Money Market Funds (Cost $54,739,574) ..................................
54,739,574
Total Short Term Investments (Cost $99,229,437 ) ................................
99,236,605
a
Total Investments (Cost $2,736,280,766) 99.1% ..................................
$2,635,908,801
Other Assets, less Liabilities 0.9% .............................................
24,454,378
Net Assets 100.0% ...........................................................
$2,660,363,179
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $244,039,343, representing 9.2% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation.
h
The security was issued on a discount basis with no stated coupon rate.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 40,271,000 28,745,440 4/28/23 $ 1,799,631 $ —
British Pound ...... JPHQ Sell 86,700,000 107,534,877 4/28/23 523,150 —
Canadian Dollar .... BZWS Buy 123,403,320 91,937,999 4/28/23 — (599,846)
Canadian Dollar .... BZWS Sell 256,600,000 192,939,439 4/28/23 3,014,484 —
Chinese Yuan ...... BZWS Sell 493,922,000 73,375,930 4/28/23 1,375,890 —
Euro ............. BZWS Buy 192,748,297 207,222,948 4/28/23 2,095,136 —
Euro ............. BZWS Sell 303,200,000 331,303,305 4/28/23 2,038,432 —
Hong Kong Dollar ... HSBK Sell 269,802,162 34,587,005 4/28/23 173,336 —
Japanese Yen ...... JPHQ Buy 4,375,200,027 33,686,350 4/28/23 — (601,740)
Japanese Yen ...... JPHQ Sell 23,556,761,000 183,844,015 4/28/23 5,711,299 —
Total Forward Exchange Contracts ................................................... $16,731,358 $(1,201,586)
Net unrealized appreciation (depreciation) ............................................ $15,529,772
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin Growth Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 563,732 $ 11,984,097
Domestic Equity 57.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,742,136 63,500,845
a
Franklin Growth Fund, Class R6 ........................................ 1,379,210 155,050,765
a
Franklin U.S. Core Equity (IU) Fund ..................................... 23,073,567 293,034,297
a
Franklin U.S. Equity Index ETF ......................................... 2,405,025 85,817,064
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 2,000,676 82,787,973
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 276,850 10,320,968
690,511,912
Domestic Fixed Income 18.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,583,504 14,362,382
a
Franklin Investment Grade Corporate ETF ................................. 475,897 10,219,888
a
Franklin U.S. Core Bond ETF .......................................... 3,659,038 79,540,534
a
Franklin U.S. Treasury Bond ETF ....................................... 1,056,043 22,419,793
iShares Floating Rate Bond ETF ........................................ 201,400 10,148,546
Schwab U.S. TIPS ETF ............................................... 304,440 16,321,029
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,687,613 44,907,332
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,644,601 24,186,348
222,105,852
Foreign Equity 18.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,597,640 33,386,102
a
Franklin International Core Equity (IU) Fund ............................... 10,417,064 113,754,340
a,b
Franklin International Growth Fund, Class R6 .............................. 1,070,265 17,316,887
iShares Core MSCI EAFE ETF ......................................... 238,322 15,931,826
a
Templeton Developing Markets Trust, Class R6 ............................. 1,257,217 22,013,876
a
Templeton Foreign Fund, Class R6 ...................................... 3,485,954 25,761,197
228,164,228
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 359,006 8,210,467
a
Franklin International Aggregate Bond ETF ................................ 484,849 9,541,828
17,752,295
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,015,562,155) ..............................................................
1,170,518,384
a a a a
Short Term Investments 2.9%
a
Money Market Funds 2.9%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 35,012,801 35,012,801
Total Money Market Funds (Cost $35,012,801) ..................................
35,012,801

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $316,161)
BNP Paribas Securities Corp. (Maturity Value $126,499)
Deutsche Bank Securities, Inc. (Maturity Value $69,486)
HSBC Securities (USA), Inc. (Maturity Value $120,176)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $322,361) ............................................... $ 316,036 $ 316,036
Total Repurchase Agreements (Cost $316,036) ..................................
316,036
Total Short Term Investments (Cost $35,328,837 ) ................................
35,328,837
a
Total Investments (Cost $1,050,890,992) 100.1% ................................
$1,205,847,221
Other Assets, less Liabilities (0.1)% ...........................................
(1,146,471)
Net Assets 100.0% ...........................................................
$1,204,700,750
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ Retirement Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.0%
Domestic Equity 28.7%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 249,842 $ 4,871,917
a
Franklin U.S. Core Equity (IU) Fund ..................................... 109,783 1,394,249
JPMorgan Equity Premium Income ETF .................................. 91,100 4,974,060
JPMorgan Nasdaq Equity Premium Income ETF ............................ 47,425 2,138,393
13,378,619
Domestic Fixed Income 52.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 256,088 2,322,714
a
Franklin Investment Grade Corporate ETF ................................. 128,529 2,760,160
a
Franklin U.S. Core Bond ETF .......................................... 251,744 5,472,436
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 438,233 2,274,432
a
Western Asset Income Fund, Class IS .................................... 1,295,178 6,618,360
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,020,402 4,816,298
24,264,400
Foreign Equity 6.8%
iShares International Select Dividend ETF ................................. 65,079 1,789,022
a
Templeton Developing Markets Trust, Class R6 ............................. 26,789 469,081
a
Templeton Foreign Fund, Class R6 ...................................... 127,302 940,759
3,198,862
Foreign Fixed Income 4.5%
a
Franklin High Yield Corporate ETF ...................................... 91,805 2,099,580
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$46,856,765) ................................................................
42,941,461
Units
a a a a
Index-Linked Notes 4.6%
Capital Markets 4.6%
b,c,d
UBS AG into S&P 500 Index, Senior Note, 144A, 10.59%, 5/07/24 ............... 2,223 2,155,544
Total Index-Linked Notes (Cost $2,099,913) .....................................
2,155,544
Total Long Term Investments (Cost $48,956,678) ................................
45,097,005
a
a a a a
Short Term Investments 0.8%
Shares
a
Money Market Funds 0.8%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 359,879 359,879
Total Money Market Funds (Cost $359,879) .....................................
359,879
Total Short Term Investments (Cost $359,879 ) ..................................
359,879
a
Total Investments (Cost $49,316,557) 97.4% ....................................
$45,456,884
Other Assets, less Liabilities 2.6% .............................................
1,224,789
Net Assets 10 0.0% ...........................................................
$46,681,673

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$2,155,544, representing 4.6% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 15,385 $ 327,062
Domestic Equity 29.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 23,963 873,461
a
Franklin Growth Fund, Class R6 ........................................ 18,855 2,119,657
a
Franklin U.S. Core Equity (IU) Fund ..................................... 373,833 4,747,682
a
Franklin U.S. Equity Index ETF ......................................... 13,300 474,576
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 27,503 1,138,074
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 3,800 141,664
9,495,114
Domestic Fixed Income 46.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 118,955 1,078,922
a
Franklin Investment Grade Corporate ETF ................................. 34,428 739,341
a
Franklin U.S. Core Bond ETF .......................................... 264,863 5,757,619
a
Franklin U.S. Treasury Bond ETF ....................................... 76,423 1,622,460
iShares Floating Rate Bond ETF ........................................ 14,575 734,434
Schwab U.S. TIPS ETF ............................................... 22,029 1,180,975
a
Western Asset Core Plus Bond Fund, Class IS ............................. 339,572 3,253,099
a
Western Asset Short-Term Bond Fund, Class IS ............................ 287,581 1,046,796
15,413,646
Foreign Equity 17.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 91,941 853,216
a
Franklin International Core Equity (IU) Fund ............................... 251,690 2,748,455
a,b
Franklin International Growth Fund, Class R6 .............................. 26,191 423,768
iShares Core MSCI EAFE ETF ......................................... 6,304 421,423
a
Templeton Developing Markets Trust, Class R6 ............................. 32,474 568,625
a
Templeton Foreign Fund, Class R6 ...................................... 85,303 630,390
5,645,877
Foreign Fixed Income 4.0%
a
Franklin High Yield Corporate ETF ...................................... 25,988 594,346
a
Franklin International Aggregate Bond ETF ................................ 36,421 716,765
1,311,111
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$32,104,667) ................................................................
32,192,810
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.2%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 397,414 397,414
Total Money Market Funds (Cost $397,414) .....................................
397,414

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $7,001)
BNP Paribas Securities Corp. (Maturity Value $2,801)
Deutsche Bank Securities, Inc. (Maturity Value $1,539)
HSBC Securities (USA), Inc. (Maturity Value $2,661)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $7,138) ................................................. $ 6,998 $ 6,998
Total Repurchase Agreements (Cost $6,998) ....................................
6,998
Total Short Term Investments (Cost $404,412 ) ..................................
404,412
a
Total Investments (Cost $32,509,079) 99.3% ....................................
$32,597,222
Other Assets, less Liabilities 0.7% .............................................
228,513
Net Assets 100.0% ...........................................................
$32,825,735
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 54,783 $ 1,164,604
Domestic Equity 34.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 101,610 3,703,696
a
Franklin Growth Fund, Class R6 ........................................ 79,941 8,986,951
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,585,457 20,135,309
a
Franklin U.S. Equity Index ETF ......................................... 56,450 2,014,272
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 116,686 4,828,467
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 16,125 601,140
40,269,835
Domestic Fixed Income 39.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 307,867 2,792,352
a
Franklin Investment Grade Corporate ETF ................................. 102,715 2,205,805
a
Franklin U.S. Core Bond ETF .......................................... 789,833 17,169,469
a
Franklin U.S. Treasury Bond ETF ....................................... 227,938 4,839,124
iShares Floating Rate Bond ETF ........................................ 43,475 2,190,705
Schwab U.S. TIPS ETF ............................................... 65,711 3,522,766
a
Western Asset Core Plus Bond Fund, Class IS ............................. 1,012,554 9,700,264
a
Western Asset Short-Term Bond Fund, Class IS ............................ 885,870 3,224,566
45,645,051
Foreign Equity 20.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 391,114 3,629,534
a
Franklin International Core Equity (IU) Fund ............................... 1,065,836 11,638,926
a,b
Franklin International Growth Fund, Class R6 .............................. 110,899 1,794,338
iShares Core MSCI EAFE ETF ......................................... 26,767 1,789,374
a
Templeton Developing Markets Trust, Class R6 ............................. 138,149 2,418,987
a
Templeton Foreign Fund, Class R6 ...................................... 361,227 2,669,468
23,940,627
Foreign Fixed Income 3.1%
a
Franklin High Yield Corporate ETF ...................................... 77,478 1,771,922
a
Franklin International Aggregate Bond ETF ................................ 94,258 1,854,997
3,626,919
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$110,126,064) ...............................................................
114,647,036
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 1,476,977 1,476,977
Total Money Market Funds (Cost $1,476,977) ...................................
1,476,977

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $30,724)
BNP Paribas Securities Corp. (Maturity Value $12,293)
Deutsche Bank Securities, Inc. (Maturity Value $6,753)
HSBC Securities (USA), Inc. (Maturity Value $11,678)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $31,326) ................................................ $ 30,712 $ 30,712
Total Repurchase Agreements (Cost $30,712) ...................................
30,712
Total Short Term Investments (Cost $1,507,689 ) .................................
1,507,689
a
Total Investments (Cost $111,633,753) 99.2% ...................................
$116,154,725
Other Assets, less Liabilities 0.8% .............................................
989,597
Net Assets 100.0% ...........................................................
$117,144,322
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 28,086 $ 597,066
Domestic Equity 39.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 60,560 2,207,420
a
Franklin Growth Fund, Class R6 ........................................ 47,643 5,355,978
a
Franklin U.S. Core Equity (IU) Fund ..................................... 944,724 11,997,991
a
Franklin U.S. Equity Index ETF ......................................... 33,625 1,199,821
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 69,551 2,878,020
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 9,625 358,820
23,998,050
Domestic Fixed Income 30.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 118,407 1,073,952
a
Franklin Investment Grade Corporate ETF ................................. 41,717 895,873
a
Franklin U.S. Core Bond ETF .......................................... 320,804 6,973,669
a
Franklin U.S. Treasury Bond ETF ....................................... 92,586 1,965,601
iShares Floating Rate Bond ETF ........................................ 17,650 889,383
Schwab U.S. TIPS ETF ............................................... 26,674 1,429,993
a
Western Asset Core Plus Bond Fund, Class IS ............................. 411,259 3,939,865
a
Western Asset Short-Term Bond Fund, Class IS ............................ 375,557 1,367,028
18,535,364
Foreign Equity 23.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 233,332 2,165,325
a
Franklin International Core Equity (IU) Fund ............................... 633,762 6,920,676
a,b
Franklin International Growth Fund, Class R6 .............................. 65,947 1,067,021
iShares Core MSCI EAFE ETF ......................................... 15,903 1,063,116
a
Templeton Developing Markets Trust, Class R6 ............................. 82,428 1,443,320
a
Templeton Foreign Fund, Class R6 ...................................... 214,805 1,587,411
14,246,869
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 31,458 719,444
a
Franklin International Aggregate Bond ETF ................................ 36,250 713,400
1,432,844
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$55,063,141) ................................................................
58,810,193
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 968,878 968,878
Total Money Market Funds (Cost $968,878) .....................................
968,878

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $25,583)
BNP Paribas Securities Corp. (Maturity Value $10,236)
Deutsche Bank Securities, Inc. (Maturity Value $5,623)
HSBC Securities (USA), Inc. (Maturity Value $9,724)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $26,085) ................................................ $ 25,573 $ 25,573
Total Repurchase Agreements (Cost $25,573) ...................................
25,573
Total Short Term Investments (Cost $994,451 ) ..................................
994,451
a
Total Investments (Cost $56,057,592) 99.5% ....................................
$59,804,644
Other Assets, less Liabilities 0.5% .............................................
343,478
Net Assets 100.0% ...........................................................
$60,148,122
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 56,350 $ 1,197,916
Domestic Equity 45.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 137,520 5,012,589
a
Franklin Growth Fund, Class R6 ........................................ 108,189 12,162,570
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,144,949 27,240,854
a
Franklin U.S. Equity Index ETF ......................................... 76,400 2,726,135
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 157,926 6,534,978
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 21,850 814,568
54,491,694
Domestic Fixed Income 22.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 197,919 1,795,125
a
Franklin Investment Grade Corporate ETF ................................. 61,571 1,322,237
a
Franklin U.S. Core Bond ETF .......................................... 473,465 10,292,230
a
Franklin U.S. Treasury Bond ETF ....................................... 136,637 2,900,804
iShares Floating Rate Bond ETF ........................................ 26,050 1,312,659
Schwab U.S. TIPS ETF ............................................... 39,391 2,111,752
a
Western Asset Core Plus Bond Fund, Class IS ............................. 606,949 5,814,574
a
Western Asset Short-Term Bond Fund, Class IS ............................ 598,688 2,179,224
27,728,605
Foreign Equity 26.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 529,896 4,917,436
a
Franklin International Core Equity (IU) Fund ............................... 1,438,963 15,713,479
a,b
Franklin International Growth Fund, Class R6 .............................. 149,743 2,422,839
iShares Core MSCI EAFE ETF ......................................... 36,160 2,417,296
a
Templeton Developing Markets Trust, Class R6 ............................. 187,198 3,277,838
a
Templeton Foreign Fund, Class R6 ...................................... 487,734 3,604,355
32,353,243
Foreign Fixed Income 1.9%
a
Franklin High Yield Corporate ETF ...................................... 46,445 1,062,197
a
Franklin International Aggregate Bond ETF ................................ 60,587 1,192,352
2,254,549
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$108,357,662) ...............................................................
118,026,007
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 1,699,480 1,699,480
Total Money Market Funds (Cost $1,699,480) ...................................
1,699,480

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $18,318)
BNP Paribas Securities Corp. (Maturity Value $7,329)
Deutsche Bank Securities, Inc. (Maturity Value $4,026)
HSBC Securities (USA), Inc. (Maturity Value $6,963)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $18,677) ................................................ $ 18,311 $ 18,311
Total Repurchase Agreements (Cost $18,311) ...................................
18,311
Total Short Term Investments (Cost $1,717,791 ) .................................
1,717,791
a
Total Investments (Cost $110,075,453) 99.3% ...................................
$119,743,798
Other Assets, less Liabilities 0.7% .............................................
755,839
Net Assets 100.0% ...........................................................
$120,499,637
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 2 0 ,687 $ 439,775
Domestic Equity 50.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 56,482 2,058,751
a
Franklin Growth Fund, Class R6 ........................................ 44,435 4,995,407
a
Franklin U.S. Core Equity (IU) Fund ..................................... 739,976 9,397,700
a
Franklin U.S. Equity Index ETF ......................................... 81,575 2,910,792
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 64,842 2,683,162
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 8,975 334,588
22,380,400
Domestic Fixed Income 15.8%
a
Franklin Investment Grade Corporate ETF ................................. 16,453 353,328
a
Franklin U.S. Core Bond ETF .......................................... 126,502 2,749,913
a
Franklin U.S. Treasury Bond ETF ....................................... 36,496 774,810
iShares Floating Rate Bond ETF ........................................ 6,950 350,211
Schwab U.S. TIPS ETF ............................................... 10,506 563,227
a
Western Asset Core Plus Bond Fund, Class IS ............................. 162,181 1,553,692
a
Western Asset Short-Term Bond Fund, Class IS ............................ 176,465 642,332
6,987,513
Foreign Equity 29.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 217,440 2,017,843
a
Franklin International Core Equity (IU) Fund ............................... 591,698 6,461,340
a,b
Franklin International Growth Fund, Class R6 .............................. 61,571 996,222
iShares Core MSCI EAFE ETF ......................................... 14,859 993,324
a
Templeton Developing Markets Trust, Class R6 ............................. 76,820 1,345,111
a
Templeton Foreign Fund, Class R6 ...................................... 200,562 1,482,151
13,295,991
Foreign Fixed Income 0.6%
a
Franklin High Yield Corporate ETF ...................................... 12,398 283,542
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$39,010,398) ................................................................
43,387,221
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 719,393 719,393
Total Money Market Funds (Cost $719,393) .....................................
719,393

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $44,086)
BNP Paribas Securities Corp. (Maturity Value $17,639)
Deutsche Bank Securities, Inc. (Maturity Value $9,689)
HSBC Securities (USA), Inc. (Maturity Value $16,758)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $44,950) ................................................ $ 44,068 $ 44,068
Total Repurchase Agreements (Cost $44,068) ...................................
44,068
Total Short Term Investments (Cost $763,461 ) ..................................
763,461
a
Total Investments (Cost $39,773,859) 99.6% ....................................
$44,150,682
Other Assets, less Liabilities 0.4% .............................................
164,057
Net Assets 100.0% ...........................................................
$44,314,739
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 38,084 $ 809,609
Domestic Equity 55.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 113,592 4,140,419
a
Franklin Growth Fund, Class R6 ........................................ 89,342 10,043,822
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,487,851 18,895,714
a
Franklin U.S. Equity Index ETF ......................................... 164,025 5,852,806
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 130,417 5,396,656
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 18,025 671,972
45,001,389
Domestic Fixed Income 8.9%
a
Franklin U.S. Core Bond ETF .......................................... 158,461 3,444,641
a
Western Asset Core Plus Bond Fund, Class IS ............................. 360,033 3,449,116
a
Western Asset Short-Term Bond Fund, Class IS ............................ 111,467 405,738
7,299,495
Foreign Equity 33.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 436,453 4,050,288
a
Franklin International Core Equity (IU) Fund ............................... 1,189,356 12,987,767
a,b
Franklin International Growth Fund, Class R6 .............................. 123,770 2,002,600
iShares Core MSCI EAFE ETF ......................................... 29,877 1,997,279
a
Templeton Developing Markets Trust, Class R6 ............................. 154,182 2,699,725
a
Templeton Foreign Fund, Class R6 ...................................... 403,159 2,979,345
26,717,004
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$69,509,801) ................................................................
79,827,497
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 1,276,775 1,276,775
Total Money Market Funds (Cost $1,276,775) ...................................
1,276,775
Principal
Amount
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $50,537)
BNP Paribas Securities Corp. (Maturity Value $20,220)
Deutsche Bank Securities, Inc. (Maturity Value $11,107)
HSBC Securities (USA), Inc. (Maturity Value $19,210)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $51,528) ................................................ $ 50,517 50,517
Total Repurchase Agreements (Cost $50,517) ...................................
50,517
Total Short Term Investments (Cost $1,327,292 ) .................................
1,327,292
a
Total Investments (Cost $70,837,093) 99.8% ....................................
$81,154,789
Other Assets, less Liabilities 0.2% .............................................
150,438
Net Assets 100.0% ...........................................................
$81,305,227

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 17,113 $ 363,797
Domestic Equity 58.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 53,633 1,954,918
a
Franklin Growth Fund, Class R6 ........................................ 42,192 4,743,198
a
Franklin U.S. Core Equity (IU) Fund ..................................... 702,616 8,923,220
a
Franklin U.S. Equity Index ETF ......................................... 77,450 2,763,602
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 61,572 2,547,849
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 8,500 316,880
21,249,667
Domestic Fixed Income 4.5%
a
Franklin U.S. Core Bond ETF .......................................... 33,500 728,226
a
Western Asset Core Plus Bond Fund, Class IS ............................. 76,107 729,106
a
Western Asset Short-Term Bond Fund, Class IS ............................ 50,017 182,061
1,639,393
Foreign Equity 34.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 206,703 1,918,200
a
Franklin International Core Equity (IU) Fund ............................... 561,594 6,132,610
a,b
Franklin International Growth Fund, Class R6 .............................. 58,440 945,557
iShares Core MSCI EAFE ETF ......................................... 14,109 943,187
a
Templeton Developing Markets Trust, Class R6 ............................. 73,023 1,278,629
a
Templeton Foreign Fund, Class R6 ...................................... 190,364 1,406,792
12,624,975
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$31,307,820) ................................................................
35,877,832
a a a a
Short Term Investments 2.0%
a
Money Market Funds 2.0%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 726,198 726,198
Total Money Market Funds (Cost $726,198) .....................................
726,198
Principal
Amount
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $20,647)
BNP Paribas Securities Corp. (Maturity Value $8,261)
Deutsche Bank Securities, Inc. (Maturity Value $4,538)
HSBC Securities (USA), Inc. (Maturity Value $7,848)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $21,051) ................................................ $ 20,638 20,638
Total Repurchase Agreements (Cost $20,638) ...................................
20,638
Total Short Term Investments (Cost $746,836 ) ..................................
746,836
a
Total Investments (Cost $32,054,656) 100.0% ...................................
$36,624,668
Other Assets, less Liabilities (0.0)%
†
...........................................
(1,076)
Net Assets 100.0% ...........................................................
$36,623,592

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 12,813 $ 272,385
Domestic Equity 58.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 40,406 1,472,786
a
Franklin Growth Fund, Class R6 ........................................ 31,786 3,573,366
a
Franklin U.S. Core Equity (IU) Fund ..................................... 529,355 6,722,814
a
Franklin U.S. Equity Index ETF ......................................... 58,350 2,082,068
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 46,399 1,919,991
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 6,400 238,592
16,009,617
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 21,971 477,608
a
Western Asset Core Plus Bond Fund, Class IS ............................. 49,906 478,104
a
Western Asset Short-Term Bond Fund, Class IS ............................ 37,593 136,840
1,092,552
Foreign Equity 34.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 155,789 1,445,720
a
Franklin International Core Equity (IU) Fund ............................... 423,361 4,623,105
a,b
Franklin International Growth Fund, Class R6 .............................. 44,055 712,808
iShares Core MSCI EAFE ETF ......................................... 10,630 710,616
a
Templeton Developing Markets Trust, Class R6 ............................. 55,047 963,876
a
Templeton Foreign Fund, Class R6 ...................................... 143,502 1,060,482
9,516,607
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$24,296,415) ................................................................
26,891,161
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 489,847 489,847
Total Money Market Funds (Cost $489,847) .....................................
489,847
Total Short Term Investments (Cost $489,847 ) ..................................
489,847
a
Total Investments (Cost $24,786,262) 99.8% ....................................
$27,381,008
Other Assets, less Liabilities 0.2% .............................................
69,458
Net Assets 100.0% ...........................................................
$27,450,466
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 1,619 $ 34,418
Domestic Equity 57.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 5,149 187,688
a
Franklin Growth Fund, Class R6 ........................................ 4,051 455,467
a
Franklin U.S. Core Equity (IU) Fund ..................................... 67,441 856,497
a
Franklin U.S. Equity Index ETF ......................................... 7,425 264,942
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 5,905 244,349
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 825 30,756
2,039,699
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 2,800 60,867
a
Western Asset Core Plus Bond Fund, Class IS ............................. 6,360 60,927
a
Western Asset Short-Term Bond Fund, Class IS ............................ 4,771 17,365
139,159
Foreign Equity 34.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 19,849 184,200
a
Franklin International Core Equity (IU) Fund ............................... 53,932 588,934
a,b
Franklin International Growth Fund, Class R6 .............................. 5,597 90,554
iShares Core MSCI EAFE ETF ......................................... 1,339 89,511
a
Templeton Developing Markets Trust, Class R6 ............................. 7,014 122,813
a
Templeton Foreign Fund, Class R6 ...................................... 18,283 135,115
1,211,127
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$3,484,338) .................................................................
3,424,403
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 69,086 69,086
Total Money Market Funds (Cost $69,086) ......................................
69,086
Total Short Term Investments (Cost $69,086 ) ...................................
69,086
a
Total Investments (Cost $3,553,424) 98.2% .....................................
$3,493,489
Other Assets, less Liabilities 1.8% .............................................
64,021
Net Assets 100.0% ...........................................................
$3,557,510
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2023
Franklin Moderate Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 758,348 $ 16,121,341
Domestic Equity 42.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,727,103 62,952,888
a
Franklin Growth Fund, Class R6 ........................................ 1,367,480 153,732,140
a
Franklin U.S. Core Equity (IU) Fund ..................................... 27,189,300 345,304,114
a
Franklin U.S. Equity Index ETF ......................................... 848,950 30,292,574
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,983,167 82,063,450
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 274,425 10,230,564
684,575,730
Domestic Fixed Income 37.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,195,390 28,982,185
a
Franklin Investment Grade Corporate ETF ................................. 1,355,773 29,115,225
a
Franklin U.S. Core Bond ETF .......................................... 10,423,891 226,595,585
a
Franklin U.S. Treasury Bond ETF ....................................... 3,008,447 63,869,330
iShares Floating Rate Bond ETF ........................................ 573,775 28,912,522
Schwab U.S. TIPS ETF ............................................... 867,292 46,495,524
a
Western Asset Core Plus Bond Fund, Class IS ............................. 13,359,539 127,984,381
a
Western Asset Short-Term Bond Fund, Class IS ............................ 13,984,420 50,903,287
602,858,039
Foreign Equity 14.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,591,104 33,325,443
a
Franklin International Core Equity (IU) Fund ............................... 10,319,040 112,683,920
a,b
Franklin International Growth Fund, Class R6 .............................. 1,059,958 17,150,116
iShares Core MSCI EAFE ETF ......................................... 235,997 15,776,399
a
Templeton Developing Markets Trust, Class R6 ............................. 1,250,009 21,887,659
a
Templeton Foreign Fund, Class R6 ...................................... 3,451,948 25,509,893
226,333,430
Foreign Fixed Income 2.6%
a
Franklin High Yield Corporate ETF ...................................... 1,022,770 23,390,750
a
Franklin International Aggregate Bond ETF ................................ 978,388 19,254,676
42,645,426
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,461,724,767) ..............................................................
1,572,533,966
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 43,805,433 43,805,433
Total Money Market Funds (Cost $43,805,433) ..................................
43,805,433

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value $124,351)
BNP Paribas Securities Corp. (Maturity Value $49,754)
Deutsche Bank Securities, Inc. (Maturity Value $27,330)
HSBC Securities (USA), Inc. (Maturity Value $47,267)
Collateralized by U.S. Government and Agency Securities, 2.63% - 7%, 12/21/33
- 12/20/52; U.S. Government and Agency Strips, 7/15/26 - 9/15/26; U.S. Treasury
Bonds, 6% - 7.63%, 2/15/25 - 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24
(valued at $126,789) ............................................... $ 124,302 $ 124,302
Total Repurchase Agreements (Cost $124,302) ..................................
124,302
Total Short Term Investments (Cost $43,929,735 ) ................................
43,929,735
a
Total Investments (Cost $1,505,654,502) 99.9% ..................................
$1,616,463,701
Other Assets, less Liabilities 0.1% .............................................
1,312,514
Net Assets 100.0% ...........................................................
$1,617,776,215
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended March 31, 2023, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 30,701,244 $ 217,820 $ (3,265,780) $ (837,770) $ 1,997,908 $ 28,813,422 3,176,783 $ —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,259,497 — (2,118,158) 68,914 (65,234) 24,145,019 662,415 89,282
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 12,220,962 $ 179,367 $ — $ — $ 564,892 $ 12,965,221 1,397,114 $ —
Franklin Growth Fund, Class R6 . 62,248,347 — (8,860,897) 2,288,741 3,298,396 58,974,587 524,592 —
Franklin High Yield Corporate ETF 19,487,415 1,613,496 (889,147) (136,060) 852,816 20,928,520 915,108 161,677
Franklin International Aggregate
Bond ETF ................ 18,456,792 1,275,940 (1,052,719) (313,859) 776,405 19,142,559 972,691 —
Franklin International Core Equity
(IU) Fund ................ 37,040,769 6,502,517 (3,853,354) 12,694 3,253,917 42,956,543 3,933,749 —
Franklin International Growth Fund,
Class R6 ................ 5,491,269 1,059,473 (647,454) (1,812) 662,324 6,563,800 405,674 —
Franklin Investment Grade
Corporate ETF ............ 25,563,434 1,343,570 (1,599,105) (313,022) 1,056,209 26,051,086 1,213,089 112,471
Franklin Systematic Style Premia
ETF .................... 9,183,135 908,393 (481,945) (101,616) 108,337 9,616,304 452,351 —
Franklin U.S. Core Bond ETF ... 197,196,242 9,088,004 (8,770,827) (1,475,448) 6,708,744 202,746,715 9,326,791 906,271
Franklin U.S. Core Equity (IU) Fund 145,722,174 953,304 (23,758,281) (3,126,401) 12,741,790 132,532,586 10,435,637 —
Franklin U.S. Equity Index ETF . 11,904,898 1,766,160 (2,925,011) 121,223 748,243 11,615,513 325,525 37,411
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,567,343 — (3,843,412) (118,782) 1,863,431 31,468,580 760,478 112,221
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 5,018,427 352,624 (1,360,132) (1,232) (86,899) 3,922,788 105,225 5,863
Franklin U.S. Treasury Bond ETF 54,806,603 3,422,697 (2,462,518) (503,449) 1,883,836 57,147,169 2,691,812 283,874
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 21,171,800 33,370,330 (28,474,542) — — 26,067,588 26,067,588 265,561
Templeton Developing Markets
Trust, Class R6 ............ 8,417,149 — (558,283) (69,964) 659,108 8,448,010 482,468 —
Templeton Foreign Fund, Class R6 9,012,492 761,863 (897,633) 26,520 858,070 9,761,312 1,320,881 —
Western Asset Core Plus Bond
Fund, Class IS ............ 113,500,451 6,930,550 (8,659,550) (2,173,340) 4,931,840 114,529,951 11,955,110 1,138,560
Western Asset Short-Term Bond
Fund, Class IS ............ 39,756,727 2,442,878 (1,778,518) (153,033) 474,855 40,742,909 11,193,107 350,641
Total Non-Controlled Affiliates $886,727,170 $72,188,986 $(106,257,266) $(6,807,696) $43,288,988 $889,140,182 $3,463,832
Total Affiliated Securities .... $886,727,170 $72,188,986 $(106,257,266) $(6,807,696) $43,288,988 $889,140,182 $3,463,832
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 194,783,881 — (4,370,809) (922,801) 18,786,753 208,277,024 1,852,669 —
Franklin Growth Opportunities
Fund, Class R6 ............ 193,509,671 — (4,392,554) (2,399,363) 24,107,816 210,825,570 4,755,822 —
Franklin Mutual Shares Fund, Class
R6 ..................... 198,576,524 — (4,406,480) (2,518) 1,002,622 195,170,148 8,507,853 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... $ 2,229 $ 4,523,597 $ (4,525,619) $ — $ — $ 207 207 $ 1,672
Templeton Growth Fund, Inc., Class
R6 ..................... 197,855,255 — (4,512,826) 58,715 18,950,251 212,351,395 9,047,780 —
Total Non-Controlled Affiliates $784,727,560 $4,523,597 $(22,208,288) $(3,265,967) $62,847,442 $826,624,344 $1,672
Total Affiliated Securities .... $784,727,560 $4,523,597 $(22,208,288) $(3,265,967) $62,847,442 $826,624,344 $1,672
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 29,248,769 2,785,361 — — 1,351,972 33,386,102 3,597,640 —
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,819,283 243,303 (1,264,662) (318,696) 883,154 14,362,382 1,583,504 —
ClearBridge Large Cap Value Fund,
Class IS ................. 65,445,907 839,394 (2,784,405) 47,150 (47,201) 63,500,845 1,742,136 226,209
Franklin Growth Fund, Class R6 . 155,208,167 — (14,205,388) 645,564 13,402,422 155,050,765 1,379,210 —
Franklin High Yield Corporate ETF 6,940,921 1,179,674 (171,946) (24,684) 286,502 8,210,467 359,006 57,209
Franklin International Aggregate
Bond ETF ................ 8,895,257 656,962 (235,245) (70,554) 295,408 9,541,828 484,849 —
Franklin International Core Equity
(IU) Fund ................ 93,936,658 15,176,674 (3,631,087) (388,741) 8,660,836 113,754,340 10,417,064 —
Franklin International Growth Fund,
Class R6 ................ 13,737,178 2,564,617 (645,087) (3,816) 1,663,995 17,316,887 1,070,265 —
Franklin Investment Grade
Corporate ETF ............ 9,106,040 1,420,682 (577,063) (108,829) 379,058 10,219,888 475,897 39,817
Franklin Systematic Style Premia
ETF .................... 11,082,650 1,172,071 (282,580) (59,420) 71,376 11,984,097 563,732 —
Franklin U.S. Core Bond ETF ... 70,247,628 10,431,733 (3,031,853) (493,138) 2,386,164 79,540,534 3,659,038 320,432
Franklin U.S. Core Equity (IU) Fund 337,617,838 — (65,251,140) (11,270,578) 31,938,177 293,034,297 23,073,567 —
Franklin U.S. Equity Index ETF . 34,657,128 55,706,508 (9,227,710) 402,691 4,278,447 85,817,064 2,405,025 94,904
Franklin U.S. Large Cap Multifactor
Index ETF ............... 98,772,934 — (20,994,551) (669,112) 5,678,702 82,787,973 2,000,676 295,554
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,481,875 876,337 (2,829,150) 13,641 (221,735) 10,320,968 276,850 14,341
Franklin U.S. Treasury Bond ETF 19,522,543 2,876,588 (476,985) (69,347) 566,994 22,419,793 1,056,043 100,339
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 23,941,645 27,714,995 (16,643,839) — — 35,012,801 35,012,801 336,407
Templeton Developing Markets
Trust, Class R6 ............ 21,426,214 596,093 (1,477,183) (197,759) 1,666,511 22,013,876 1,257,217 —
Templeton Foreign Fund, Class R6 22,540,275 1,764,219 (758,877) 4,358 2,211,222 25,761,197 3,485,954 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 40,431,845 $ 6,591,019 $ (3,115,886) $ (759,000) $ 1,759,354 $ 44,907,332 4,687,613 $ 404,434
Western Asset Short-Term Bond
Fund, Class IS ............ 22,308,813 2,241,675 (547,025) (46,608) 229,493 24,186,348 6,644,601 198,097
Total Non-Controlled Affiliates $1,083,120,799 $132,052,544 $(148,151,662) $(13,366,878) $76,088,879 $1,129,743,682 $2,087,743
Total Affiliated Securities .... $1,112,369,568 $134,837,905 $(148,151,662) $(13,366,878) $77,440,851 $1,163,129,784 $2,087,743
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,252,957 5,108 (20,172) (4,940) 89,761 2,322,714 256,088 —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,254,426 770,512 (330,424) (37,638) 215,041 4,871,917 249,842 54,158
Franklin High Yield Corporate ETF 2,000,045 42,869 (18,719) (3,067) 78,452 2,099,580 91,805 16,390
Franklin Investment Grade
Corporate ETF ............ 2,580,137 127,429 (24,025) (6,437) 83,056 2,760,160 128,529 11,836
Franklin U.S. Core Bond ETF ... 3,983,538 1,406,022 (36,419) (6,399) 125,694 5,472,436 251,744 18,680
Franklin U.S. Core Equity (IU) Fund 1,352,460 47,449 (97,446) 2,953 88,833 1,394,249 109,783 —
Franklin U.S. Government
Securities Fund, Class R6 ..... 2,338,342 18,311 (122,985) (18,416) 59,180 2,274,432 438,233 18,311
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 108,271 2,377,925 (2,126,317) — — 359,879 359,879 4,446
Templeton Developing Markets
Trust, Class R6 ............ 434,775 26,961 (24,115) (6,598) 38,058 469,081 26,789 —
Templeton Foreign Fund, Class R6 993,468 13,995 (161,630) 23,403 71,523 940,759 127,302 —
Western Asset Income Fund, Class
IS ..................... 6,703,412 77,787 (267,808) (56,473) 161,442 6,618,360 1,295,178 123,740
Western Asset Short Duration High
Income Fund, Class I ........ 5,001,984 59,477 (285,779) (40,390) 81,006 4,816,298 1,020,402 93,839
Total Non-Controlled Affiliates $32,003,815 $4,973,845 $(3,515,839) $(154,002) $1,092,046 $34,399,865 $341,400
Total Affiliated Securities .... $32,003,815 $4,973,845 $(3,515,839) $(154,002) $1,092,046 $34,399,865 $341,400
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,148,635 4,627 (117,681) (34,064) 77,405 1,078,922 118,955 —
ClearBridge Large Cap Value Fund,
Class IS ................. 993,724 2,599 (125,957) 10,172 (7,077) 873,461 23,963 3,144
Franklin Emerging Market Core
Equity (IU) Fund ........... 796,484 36,501 (16,603) (2,270) 39,104 853,216 91,941 —
Franklin Growth Fund, Class R6 . 2,365,638 — (455,709) 85,488 124,240 2,119,657 18,855 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin High Yield Corporate ETF $ 564,767 $ 27,967 $ (19,103) $ (2,978) $ 23,693 $ 594,346 25,988 $ 4,695
Franklin International Aggregate
Bond ETF ................ 687,942 44,804 (33,220) (9,922) 27,161 716,765 36,421 —
Franklin International Core Equity
(IU) Fund ................ 2,121,449 593,175 (154,298) (17,013) 205,142 2,748,455 251,690 —
Franklin International Growth Fund,
Class R6 ................ 321,494 84,342 (20,899) 39 38,792 423,768 26,191 —
Franklin Investment Grade
Corporate ETF ............ 740,948 17,136 (40,195) (8,305) 29,757 739,341 34,428 3,264
Franklin Systematic Style Premia
ETF .................... 311,909 29,082 (14,130) (3,034) 3,235 327,062 15,385 —
Franklin U.S. Core Bond ETF ... 5,721,468 80,290 (195,375) (33,928) 185,164 5,757,619 264,863 26,334
Franklin U.S. Core Equity (IU) Fund 5,318,184 — (921,185) (122,046) 472,729 4,747,682 373,833 —
Franklin U.S. Equity Index ETF . 462,737 9,680 (31,862) 2,365 31,656 474,576 13,300 1,313
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,244,111 — (171,326) (4,601) 69,890 1,138,074 27,503 4,059
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 186,396 13,281 (55,762) 901 (3,152) 141,664 3,800 185
Franklin U.S. Treasury Bond ETF 1,589,201 45,057 (51,670) (10,939) 50,811 1,622,460 76,423 8,249
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 365,822 1,195,559 (1,163,967) — — 397,414 397,414 3,979
Templeton Developing Markets
Trust, Class R6 ............ 556,657 — (26,875) (3,442) 42,285 568,625 32,474 —
Templeton Foreign Fund, Class R6 527,165 78,198 (26,467) 260 51,234 630,390 85,303 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,293,679 104,762 (224,859) (56,674) 136,191 3,253,099 339,572 33,116
Western Asset Short-Term Bond
Fund, Class IS ............ 1,039,466 32,251 (33,357) (2,917) 11,353 1,046,796 287,581 9,171
Total Non-Controlled Affiliates $30,357,876 $2,399,311 $(3,900,500) $(212,908) $1,609,613 $30,253,392 $97,509
Total Affiliated Securities .... $30,357,876 $2,399,311 $(3,900,500) $(212,908) $1,609,613 $30,253,392 $97,509
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,917,165 44,373 (279,457) (80,677) 190,948 2,792,352 307,867 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,124,126 68,319 (498,670) 14,123 (4,202) 3,703,696 101,610 13,178
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,318,843 202,984 (45,607) (6,939) 160,253 3,629,534 391,114 —
Franklin Growth Fund, Class R6 . 9,776,078 35,568 (1,694,279) 280,229 589,355 8,986,951 79,941 —
Franklin High Yield Corporate ETF 1,653,265 115,645 (57,871) (8,958) 69,841 1,771,922 77,478 13,970
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Aggregate
Bond ETF ................ $ 1,749,249 $ 134,379 $ (72,785) $ (21,746) $ 65,900 $ 1,854,997 94,258 $ —
Franklin International Core Equity
(IU) Fund ................ 8,737,714 2,714,776 (593,096) (71,203) 850,735 11,638,926 1,065,836 —
Franklin International Growth Fund,
Class R6 ................ 1,334,547 370,139 (71,300) (1,108) 162,060 1,794,338 110,899 —
Franklin Investment Grade
Corporate ETF ............ 2,168,184 82,342 (107,459) (22,520) 85,258 2,205,805 102,715 9,719
Franklin Systematic Style Premia
ETF .................... 1,090,313 113,661 (40,370) (8,578) 9,578 1,164,604 54,783 —
Franklin U.S. Core Bond ETF ... 16,728,174 555,558 (557,945) (98,898) 542,580 17,169,469 789,833 78,342
Franklin U.S. Core Equity (IU) Fund 22,138,668 — (3,463,381) (465,379) 1,925,401 20,135,309 1,585,457 —
Franklin U.S. Equity Index ETF . 1,973,904 8,448 (112,385) 10,400 133,905 2,014,272 56,450 5,514
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,175,563 18,590 (637,463) (19,123) 290,900 4,828,467 116,686 17,039
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 783,624 73,756 (246,504) 3,153 (12,889) 601,140 16,125 780
Franklin U.S. Treasury Bond ETF 4,648,972 232,463 (159,582) (33,235) 150,506 4,839,124 227,938 24,535
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 1,580,072 2,932,761 (3,035,856) — — 1,476,977 1,476,977 15,648
Templeton Developing Markets
Trust, Class R6 ............ 2,301,822 86,626 (126,435) (17,771) 174,745 2,418,987 138,149 —
Templeton Foreign Fund, Class R6 2,189,180 355,233 (87,976) (1,276) 214,307 2,669,468 361,227 —
Western Asset Core Plus Bond
Fund, Class IS ............ 9,628,633 440,309 (599,834) (152,569) 383,725 9,700,264 1,012,554 98,057
Western Asset Short-Term Bond
Fund, Class IS ............ 3,128,680 175,931 (105,455) (9,173) 34,583 3,224,566 885,870 28,037
Total Non-Controlled Affiliates $107,146,776 $8,761,861 $(12,593,710) $(711,248) $6,017,489 $108,621,168 $304,819
Total Affiliated Securities .... $107,146,776 $8,761,861 $(12,593,710) $(711,248) $6,017,489 $108,621,168 $304,819
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,094,160 20,481 (82,437) (20,873) 62,621 1,073,952 118,407 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,391,404 55,913 (244,785) 6,939 (2,051) 2,207,420 60,560 7,823
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,880,693 197,700 — — 86,932 2,165,325 233,332 —
Franklin Growth Fund, Class R6 . 5,674,604 37,877 (863,491) 37,185 469,803 5,355,978 47,643 —
Franklin High Yield Corporate ETF 652,305 53,015 (10,071) (1,618) 25,813 719,444 31,458 5,576
Franklin International Aggregate
Bond ETF ................ 650,089 60,865 (14,162) (4,070) 20,678 713,400 36,250 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 5,195,817 $ 1,458,546 $ (197,366) $ 1,807 $ 461,872 $ 6,920,676 633,762 $ —
Franklin International Growth Fund,
Class R6 ................ 781,964 213,869 (23,120) (365) 94,673 1,067,021 65,947 —
Franklin Investment Grade
Corporate ETF ............ 856,547 39,067 (24,629) (5,117) 30,005 895,873 41,717 3,886
Franklin Systematic Style Premia
ETF .................... 544,509 61,345 (9,416) (1,060) 1,688 597,066 28,086 —
Franklin U.S. Core Bond ETF ... 6,610,946 281,205 (95,556) (16,688) 193,762 6,973,669 320,804 31,218
Franklin U.S. Core Equity (IU) Fund 12,706,277 41,876 (1,591,700) (214,264) 1,055,802 11,997,991 944,724 —
Franklin U.S. Equity Index ETF . 1,099,105 57,227 (37,498) (208) 81,195 1,199,821 33,625 3,258
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,995,238 19,335 (294,409) (9,276) 167,132 2,878,020 69,551 10,077
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 453,627 44,334 (133,406) 1,744 (7,479) 358,820 9,625 451
Franklin U.S. Treasury Bond ETF 1,836,835 109,497 (27,779) (5,727) 52,775 1,965,601 92,586 9,770
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 755,711 1,764,016 (1,550,849) — — 968,878 968,878 8,584
Templeton Developing Markets
Trust, Class R6 ............ 1,334,804 112,329 (93,197) (3,264) 92,648 1,443,320 82,428 —
Templeton Foreign Fund, Class R6 1,274,672 210,494 (21,616) (112) 123,973 1,587,411 214,805 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,805,315 204,595 (161,398) (39,730) 131,083 3,939,865 411,259 39,039
Western Asset Short-Term Bond
Fund, Class IS ............ 1,297,032 78,106 (18,762) (1,656) 12,308 1,367,028 375,557 11,683
Total Non-Controlled Affiliates $53,891,654 $5,121,692 $(5,495,647) $(276,353) $3,155,233 $56,396,579 $131,365
Total Affiliated Securities .... $53,891,654 $5,121,692 $(5,495,647) $(276,353) $3,155,233 $56,396,579 $131,365
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,817,990 32,764 (126,253) (31,046) 101,670 1,795,125 197,919 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,384,764 132,093 (517,143) 17,415 (4,540) 5,012,589 137,520 17,842
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,245,221 475,987 — — 196,228 4,917,436 529,896 —
Franklin Growth Fund, Class R6 . 12,769,707 149,163 (1,910,538) 110,948 1,043,290 12,162,570 108,189 —
Franklin High Yield Corporate ETF 955,206 70,978 — — 36,013 1,062,197 46,445 8,125
Franklin International Aggregate
Bond ETF ................ 1,067,068 112,360 (14,767) (4,266) 31,957 1,192,352 60,587 —
Franklin International Core Equity
(IU) Fund ................ 11,077,804 3,955,718 (316,134) (31,548) 1,027,639 15,713,479 1,438,963 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Growth Fund,
Class R6 ................ $ 1,745,352 $ 494,148 $ (29,465) $ (3,024) $ 215,828 $ 2,422,839 149,743 $ —
Franklin Investment Grade
Corporate ETF ............ 1,254,204 63,425 (32,549) (6,615) 43,772 1,322,237 61,571 5,659
Franklin Systematic Style Premia
ETF .................... 1,087,488 118,468 (9,504) (1,938) 3,402 1,197,916 56,350 —
Franklin U.S. Core Bond ETF ... 9,671,832 401,008 (43,579) (6,986) 269,955 10,292,230 473,465 45,495
Franklin U.S. Core Equity (IU) Fund 27,947,872 56,629 (2,621,456) (384,321) 2,242,130 27,240,854 2,144,949 —
Franklin U.S. Equity Index ETF . 2,853,686 32,427 (367,021) 30,298 176,745 2,726,135 76,400 7,442
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,790,007 78,402 (695,815) (19,413) 381,797 6,534,978 157,926 22,989
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 1,026,129 98,262 (297,174) 4,108 (16,757) 814,568 21,850 1,019
Franklin U.S. Treasury Bond ETF 2,688,143 142,880 — — 69,781 2,900,804 136,637 14,243
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 1,530,736 1,542,449 (1,373,705) — — 1,699,480 1,699,480 18,478
Templeton Developing Markets
Trust, Class R6 ............ 3,018,692 237,341 (182,705) (23,999) 228,509 3,277,838 187,198 —
Templeton Foreign Fund, Class R6 2,862,874 475,072 (13,418) (200) 280,027 3,604,355 487,734 —
Western Asset Core Plus Bond
Fund, Class IS ............ 5,566,784 330,527 (219,448) (52,004) 188,715 5,814,574 606,949 57,267
Western Asset Short-Term Bond
Fund, Class IS ............ 2,052,794 109,198 — — 17,232 2,179,224 598,688 18,554
Total Non-Controlled Affiliates $107,414,353 $9,109,299 $(8,770,674) $(402,591) $6,533,393 $113,883,780 $217,113
Total Affiliated Securities .... $107,414,353 $9,109,299 $(8,770,674) $(402,591) $6,533,393 $113,883,780 $217,113
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,221,231 70,319 (237,438) 9,944 (5,305) 2,058,751 56,482 7,325
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,709,541 229,201 — — 79,101 2,017,843 217,440 —
Franklin Growth Fund, Class R6 . 5,263,064 99,730 (839,165) 3,343 468,435 4,995,407 44,435 —
Franklin High Yield Corporate ETF 255,736 20,468 (2,220) (359) 9,917 283,542 12,398 2,161
Franklin International Core Equity
(IU) Fund ................ 4,544,929 1,608,617 (100,716) (4,096) 412,606 6,461,340 591,698 —
Franklin International Growth Fund,
Class R6 ................ 721,611 197,011 (9,572) (381) 87,553 996,222 61,571 —
Franklin Investment Grade
Corporate ETF ............ 335,548 23,027 (15,073) (3,033) 12,859 353,328 16,453 1,505
Franklin Systematic Style Premia
ETF .................... 402,222 41,177 (4,227) (327) 930 439,775 20,687 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Bond ETF ... $ 2,584,370 $ 150,535 $ (54,339) $ (9,260) $ 78,607 $ 2,749,913 126,502 $ 12,070
Franklin U.S. Core Equity (IU) Fund 10,261,687 — (1,507,349) (98,501) 741,863 9,397,700 739,976 —
Franklin U.S. Equity Index ETF . 1,172,213 1,765,614 (180,372) 10,596 142,741 2,910,792 81,575 3,053
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,879,808 59,356 (1,433,318) (71,628) 248,944 2,683,162 64,842 10,802
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 420,342 42,595 (122,969) 1,574 (6,954) 334,588 8,975 416
Franklin U.S. Treasury Bond ETF 718,725 42,807 (5,117) (894) 19,289 774,810 36,496 3,776
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 714,891 1,076,164 (1,071,662) — — 719,393 719,393 6,389
Templeton Developing Markets
Trust, Class R6 ............ 1,238,555 130,486 (106,223) (14,074) 96,367 1,345,111 76,820 —
Templeton Foreign Fund, Class R6 1,182,080 194,892 (10,151) (123) 115,453 1,482,151 200,562 —
Western Asset Core Plus Bond
Fund, Class IS ............ 1,488,174 112,142 (82,798) (20,250) 56,424 1,553,692 162,181 15,177
Western Asset Short-Term Bond
Fund, Class IS ............ 607,513 34,056 (4,263) (403) 5,429 642,332 176,465 5,448
Total Non-Controlled Affiliates $39,722,240 $5,898,197 $(5,786,972) $(197,872) $2,564,259 $42,199,852 $68,122
Total Affiliated Securities .... $39,722,240 $5,898,197 $(5,786,972) $(197,872) $2,564,259 $42,199,852 $68,122
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 4,396,296 265,612 (529,953) 9,735 (1,271) 4,140,419 113,592 15,077
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,534,143 397,396 (44,932) (5,670) 169,351 4,050,288 436,453 —
Franklin Growth Fund, Class R6 . 10,412,946 384,967 (1,693,838) 39,996 899,751 10,043,822 89,342 —
Franklin International Core Equity
(IU) Fund ................ 9,522,302 2,853,657 (238,389) (37,203) 887,400 12,987,767 1,189,356 —
Franklin International Growth Fund,
Class R6 ................ 1,422,808 470,471 (62,565) (3,371) 175,257 2,002,600 123,770 —
Franklin Systematic Style Premia
ETF .................... 726,599 107,087 (25,129) (5,384) 6,436 809,609 38,084 —
Franklin U.S. Core Bond ETF ... 3,142,919 345,547 (129,064) (20,802) 106,041 3,444,641 158,461 14,844
Franklin U.S. Core Equity (IU) Fund 22,078,457 — (4,532,156) (702,820) 2,052,233 18,895,714 1,487,851 —
Franklin U.S. Equity Index ETF . 2,322,826 3,585,136 (361,555) 21,237 285,162 5,852,806 164,025 6,177
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,733,733 215,235 (1,889,150) (76,357) 413,195 5,396,656 130,417 19,082
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 831,174 102,368 (250,215) 2,718 (14,073) 671,972 18,025 843
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 817,913 3,339,160 (2,880,298) — — 1,276,775 1,276,775 11,308
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 2,447,029 $ 270,761 $ (181,187) $ (24,506) $ 187,628 $ 2,699,725 154,182 $ —
Templeton Foreign Fund, Class R6 2,334,095 494,663 (75,793) (2,211) 228,591 2,979,345 403,159 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,208,080 404,757 (241,414) (59,685) 137,378 3,449,116 360,033 33,040
Western Asset Short-Term Bond
Fund, Class IS ............ 379,129 33,959 (10,492) (491) 3,633 405,738 111,467 3,502
Total Non-Controlled Affiliates $74,310,449 $13,270,776 $(13,146,130) $(864,814) $5,536,712 $79,106,993 $103,873
Total Affiliated Securities .... $74,310,449 $13,270,776 $(13,146,130) $(864,814) $5,536,712 $79,106,993 $103,873
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,059,453 80,963 (189,374) 13,281 (9,405) 1,954,918 53,633 6,921
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,633,694 209,000 — — 75,506 1,918,200 206,703 —
Franklin Growth Fund, Class R6 . 4,882,286 105,388 (686,128) (34,739) 476,391 4,743,198 42,192 —
Franklin International Core Equity
(IU) Fund ................ 4,361,105 1,433,827 (53,781) (818) 392,277 6,132,610 561,594 —
Franklin International Growth Fund,
Class R6 ................ 670,060 198,963 (4,881) (472) 81,887 945,557 58,440 —
Franklin Systematic Style Premia
ETF .................... 325,248 40,700 (2,622) (102) 573 363,797 17,113 —
Franklin U.S. Core Bond ETF ... 637,746 109,977 (37,032) (1,384) 18,919 728,226 33,500 2,857
Franklin U.S. Core Equity (IU) Fund 9,106,717 — (772,374) (118,174) 707,051 8,923,220 702,616 —
Franklin U.S. Equity Index ETF . 1,086,644 1,667,599 (134,624) 9,922 134,061 2,763,602 77,450 2,883
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,251,829 79,075 (1,960,634) (139,759) 317,338 2,547,849 61,572 12,242
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 388,008 42,553 (108,699) 1,594 (6,576) 316,880 8,500 390
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 513,740 948,050 (735,592) — — 726,198 726,198 5,451
Templeton Developing Markets
Trust, Class R6 ............ 1,147,868 121,339 (67,627) (8,708) 85,757 1,278,629 73,023 —
Templeton Foreign Fund, Class R6 1,097,845 207,932 (6,217) 398 106,834 1,406,792 190,364 —
Western Asset Core Plus Bond
Fund, Class IS ............ 652,179 121,363 (61,133) (2,693) 19,390 729,106 76,107 6,501
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 170,002 $ 11,507 $ (875) $ (38) $ 1,465 $ 182,061 50,017 $ 1,556
Total Non-Controlled Affiliates $32,984,424 $5,378,236 $(4,821,593) $(281,692) $2,401,468 $35,660,843 $38,801
Total Affiliated Securities .... $32,984,424 $5,378,236 $(4,821,593) $(281,692) $2,401,468 $35,660,843 $38,801
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 1,535,093 156,477 (221,573) 3,432 (643) 1,472,786 40,406 5,208
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,176,660 214,766 — — 54,294 1,445,720 155,789 —
Franklin Growth Fund, Class R6 . 3,635,030 301,121 (698,104) (71,814) 407,133 3,573,366 31,786 —
Franklin International Core Equity
(IU) Fund ................ 3,177,361 1,229,867 (71,592) (7,602) 295,071 4,623,105 423,361 —
Franklin International Growth Fund,
Class R6 ................ 499,649 166,692 (16,165) (1,496) 64,128 712,808 44,055 —
Franklin Systematic Style Premia
ETF .................... 241,350 38,035 (7,364) (360) 724 272,385 12,813 —
Franklin U.S. Core Bond ETF ... 409,555 106,653 (49,881) (2,093) 13,374 477,608 21,971 1,863
Franklin U.S. Core Equity (IU) Fund 5,986,741 415,156 (96,186) (12,706) 429,809 6,722,814 529,355 —
Franklin U.S. Equity Index ETF . 808,337 1,313,133 (148,498) 5,063 104,033 2,082,068 58,350 2,166
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,730,960 301,921 (2,249,801) (174,546) 311,457 1,919,991 46,399 12,543
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 290,055 49,534 (96,907) 658 (4,748) 238,592 6,400 297
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 418,686 1,222,511 (1,151,350) — — 489,847 489,847 4,113
Templeton Developing Markets
Trust, Class R6 ............ 856,596 179,722 (128,695) (22,824) 79,077 963,876 55,047 —
Templeton Foreign Fund, Class R6 818,415 180,338 (19,372) (209) 81,310 1,060,482 143,502 —
Western Asset Core Plus Bond
Fund, Class IS ............ 419,333 114,455 (66,392) (3,276) 13,984 478,104 49,906 4,247
Western Asset Short-Term Bond
Fund, Class IS ............ 126,941 12,743 (3,929) (198) 1,283 136,840 37,593 1,184
Total Non-Controlled Affiliates $24,130,762 $6,003,124 $(5,025,809) $(287,971) $1,850,286 $26,670,392 $31,621
Total Affiliated Securities .... $24,130,762 $6,003,124 $(5,025,809) $(287,971) $1,850,286 $26,670,392 $31,621
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 168,239 41,540 (22,160) (489) 558 187,688 5,149 678
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 127,983 $ 51,118 $ — $ — $ 5,099 $ 184,200 19,849 $ —
Franklin Growth Fund, Class R6 . 397,047 100,609 (82,073) (20,114) 59,998 455,467 4,051 —
Franklin International Core Equity
(IU) Fund ................ 349,433 206,419 — — 33,082 588,934 53,932 —
Franklin International Growth Fund,
Class R6 ................ 54,227 31,457 (2,253) (675) 7,798 90,554 5,597 —
Franklin Systematic Style Premia
ETF .................... 27,485 10,570 (3,691) (133) 187 34,418 1,619 —
Franklin U.S. Core Bond ETF ... 46,045 20,003 (6,537) (242) 1,598 60,867 2,800 229
Franklin U.S. Core Equity (IU) Fund 619,279 195,088 (6,179) (1,112) 49,421 856,497 67,441 —
Franklin U.S. Equity Index ETF . 88,061 176,901 (13,199) 58 13,121 264,942 7,425 279
Franklin U.S. Large Cap Multifactor
Index ETF ............... 433,828 36,025 (242,409) (19,876) 36,781 244,349 5,905 1,429
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 32,334 11,370 (12,502) 88 (534) 30,756 825 36
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 43,913 312,222 (287,049) — — 69,086 69,086 613
Templeton Developing Markets
Trust, Class R6 ............ 93,071 39,068 (15,057) (4,353) 10,084 122,813 7,014 —
Templeton Foreign Fund, Class R6 89,999 39,373 (3,197) (59) 8,999 135,115 18,283 —
Western Asset Core Plus Bond
Fund, Class IS ............ 45,948 21,328 (7,538) (331) 1,520 60,927 6,360 516
Western Asset Short-Term Bond
Fund, Class IS ............ 15,036 5,853 (3,674) (155) 305 17,365 4,771 152
Total Non-Controlled Affiliates $2,631,928 $1,298,944 $(707,518) $(47,393) $228,017 $3,403,978 $3,932
Total Affiliated Securities .... $2,631,928 $1,298,944 $(707,518) $(47,393) $228,017 $3,403,978 $3,932
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 30,484,612 1,506,120 (78,474) (10,741) 1,423,926 33,325,443 3,591,104 —
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 30,242,539 334,110 (2,738,828) (804,318) 1,948,682 28,982,185 3,195,390 —
ClearBridge Large Cap Value Fund,
Class IS ................. 66,028,359 — (3,068,456) 41,702 (48,717) 62,952,888 1,727,103 227,521
Franklin Growth Fund, Class R6 . 156,477,591 — (16,871,576) 2,350,790 11,775,335 153,732,140 1,367,480 —
Franklin High Yield Corporate ETF 21,023,462 2,320,626 (732,381) (112,537) 891,580 23,390,750 1,022,770 176,140
Franklin International Aggregate
Bond ETF ................ 18,200,828 1,360,679 (765,215) (228,949) 687,333 19,254,676 978,388 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Franklin Global Allocation Fund invests in one or more affiliated management investment companies. As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund.
The Fund does not invest for purposes of exercising a controlling influence over the management or policies. D uring the period ended March 31, 2023 , the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 95,199,975 $ 15,123,869 $ (6,016,891) $ (436,631) $ 8,813,598 $ 112,683,920 10,319,040 $ —
Franklin International Growth Fund,
Class R6 ................ 13,932,824 2,600,314 (1,059,977) (4,398) 1,681,353 17,150,116 1,059,958 —
Franklin Investment Grade
Corporate ETF ............ 27,577,576 2,140,393 (1,406,193) (271,723) 1,075,172 29,115,225 1,355,773 122,600
Franklin Systematic Style Premia
ETF .................... 15,078,234 1,593,123 (563,992) (119,372) 133,348 16,121,341 758,348 —
Franklin U.S. Core Bond ETF ... 212,737,140 15,425,460 (7,230,061) (1,260,632) 6,923,678 226,595,585 10,423,891 986,498
Franklin U.S. Core Equity (IU) Fund 366,931,589 1,540,670 (47,478,626) (6,383,738) 30,694,219 345,304,114 27,189,300 —
Franklin U.S. Equity Index ETF . 30,983,474 3,452,240 (6,405,938) 308,500 1,954,298 30,292,574 848,950 95,414
Franklin U.S. Large Cap Multifactor
Index ETF ............... 83,628,823 441,270 (6,421,752) (227,890) 4,642,999 82,063,450 1,983,167 288,922
Franklin U.S. Low Volatility High
Dividend Index ETF ......... 12,629,280 891,543 (3,072,624) 5,753 (223,388) 10,230,564 274,425 14,697
Franklin U.S. Treasury Bond ETF 59,125,865 5,277,428 (2,030,921) (415,843) 1,912,801 63,869,330 3,008,447 308,906
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ...... 34,816,251 48,564,920 (39,575,738) — — 43,805,433 43,805,433 451,103
Templeton Developing Markets
Trust, Class R6 ............ 21,301,187 — (893,964) (120,785) 1,601,221 21,887,659 1,250,009 —
Templeton Foreign Fund, Class R6 22,864,626 1,797,337 (1,396,728) 57,188 2,187,470 25,509,893 3,451,948 —
Western Asset Core Plus Bond
Fund, Class IS ............ 122,445,969 10,510,939 (7,935,593) (2,013,161) 4,976,227 127,984,381 13,359,539 1,235,996
Western Asset Short-Term Bond
Fund, Class IS ............ 48,281,843 3,881,645 (1,652,560) (141,846) 534,205 50,903,287 13,984,420 429,238
Total Non-Controlled Affiliates $1,459,507,435 $117,256,566 $(157,318,014) $(9,777,890) $82,161,414 $1,491,829,511 $4,337,035
Total Affiliated Securities .... $1,489,992,047 $118,762,686 $(157,396,488) $(9,788,631) $83,585,340 $1,525,154,954 $4,337,035
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 31,640,989 $ 276,999,976 $ (253,901,391) $ — $ — $ 54,739,574 54,739,574 $ 607,212
Templeton Global Bond Fund,
Class R6 ............... 113,052,656 1,148,746 — — 1,011,136 115,212,538 14,547,038 1,148,747
Total Affiliated Securities ... $144,693,645 $278,148,722 $(253,901,391) $— $1,011,136 $169,952,112 $1,755,959
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 936,578,807 $ — $ — $ 936,578,807
Short Term Investments ................... 26,067,588 — — 26,067,588
Total Investments in Securities ........... $962,646,395 $— $— $962,646,395
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 826,624,137 — — 826,624,137
Short Term Investments ................... 207 — — 207
Total Investments in Securities ........... $826,624,344 $— $— $826,624,344
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. — 60,161,968 — 60,161,968
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Canada .............................. $ 59,403,647 $ — $ — $ 59,403,647
China ............................... 9,143,294 11,051,727 — 20,195,021
Denmark ............................. — 35,871,781 — 35,871,781
France ............................... — 17,750,020 — 17,750,020
Germany ............................. — 58,681,574 — 58,681,574
Hong Kong ........................... — 13,041,706 — 13,041,706
Japan ............................... — 100,596,784 — 100,596,784
South Korea .......................... — 17,029,296 — 17,029,296
Spain ................................ — 20,793,860 — 20,793,860
Sweden .............................. — 10,097,114 — 10,097,114
Taiwan ............................... 30,091,970 — — 30,091,970
United Kingdom ........................ — 23,833,279 — 23,833,279
United States .......................... 965,411,033 28,465,148 — 993,876,181
Management Investment Companies ......... 250,044,047 — — 250,044,047
Corporate Bonds ........................ — 186,908,278 — 186,908,278
Foreign Government and Agency Securities .... — 301,348,562 — 301,348,562
U.S. Government and Agency Securities ....... — 291,608,695 — 291,608,695
Mortgage-Backed Securities ................ — 45,338,413 — 45,338,413
Short Term Investments ................... 54,739,574 44,497,031 — 99,236,605
Total Investments in Securities ........... $1,368,833,565 $1,267,075,236
b
$— $2,635,908,801
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 16,731,358 $ — $ 16,731,358
Total Other Financial Instruments ......... $— $16,731,358 $— $16,731,358
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,201,586 $ — $ 1,201,586
Total Other Financial Instruments ......... $— $1,201,586 $— $1,201,586
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,170,518,384 — — 1,170,518,384
Short Term Investments ................... 35,012,801 316,036 — 35,328,837
Total Investments in Securities ........... $1,205,531,185 $316,036 $— $1,205,847,221
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 42,941,461 — — 42,941,461
Index-Linked Notes ...................... — — 2,155,544 2,155,544
Short Term Investments ................... 359,879 — — 359,879
Total Investments in Securities ........... $43,301,340 $— $2,155,544 $45,456,884
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 32,192,810 — — 32,192,810
Short Term Investments ................... 397,414 6,998 — 404,412
Total Investments in Securities ........... $32,590,224 $6,998 $— $32,597,222
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 114,647,036 $ — $ — $ 114,647,036
Short Term Investments ................... 1,476,977 30,712 — 1,507,689
Total Investments in Securities ........... $116,124,013 $30,712 $— $116,154,725
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 58,810,193 — — 58,810,193
Short Term Investments ................... 968,878 25,573 — 994,451
Total Investments in Securities ........... $59,779,071 $25,573 $— $59,804,644
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 118,026,007 — — 118,026,007
Short Term Investments ................... 1,699,480 18,311 — 1,717,791
Total Investments in Securities ........... $119,725,487 $18,311 $— $119,743,798
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 43,387,221 — — 43,387,221
Short Term Investments ................... 719,393 44,068 — 763,461
Total Investments in Securities ........... $44,106,614 $44,068 $— $44,150,682
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 79,827,497 — — 79,827,497
Short Term Investments ................... 1,276,775 50,517 — 1,327,292
Total Investments in Securities ........... $81,104,272 $50,517 $— $81,154,789
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 35,877,832 — — 35,877,832
Short Term Investments ................... 726,198 20,638 — 746,836
Total Investments in Securities ........... $36,604,030 $20,638 $— $36,624,668
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 26,891,161 — — 26,891,161
Short Term Investments ................... 489,847 — — 489,847
Total Investments in Securities ........... $27,381,008 $— $— $27,381,008
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 3,424,403 $ — $ — $ 3,424,403
Short Term Investments ................... 69,086 — — 69,086
Total Investments in Securities ........... $3,493,489 $— $— $3,493,489
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,572,533,966 — — 1,572,533,966
Short Term Investments ................... 43,805,433 124,302 — 43,929,735
Total Investments in Securities ........... $1,616,339,399 $124,302 $— $1,616,463,701
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $397,374,257, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 4,556,722 $ — $ (2,559,156) $ — $ — $ — $ (191,502) $ 349,480 $ 2,155,544 $ 101,499
Total Investments in
Securities ............ $4,556,722 $— $(2,559,156) $— $— $— $(191,502) $349,480 $2,155,544 $101,499
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GNMA Government National Mortgage Association
PIK Payment-In-Kind
TIPS Treasury Inflation Protected Securities
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.